Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Capital Growth Fund, Series I shares, Invesco Van Kampen V.I. Capital Growth Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Capital Growth Fund | Series I shares, Invesco Van Kampen V.I. Capital Growth Fund
Annual Total Returns
'01	(31.49%)
'02	(32.48%)
'03	27.34%
'04	7.03%
'05	7.93%
'06	2.86%
'07	16.96%
'08	(48.99%)
'09	66.07%
'10	19.84%